Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
(5)	Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31 are as follows:

	2013	2012	2011

Balance, Beginning of Year	$12,736,921	$15,649,594	$28,280,077

Provision for Loan Losses	4,485,000	6,784,767	8,250,000
Loans Charged Off	(6,227,716)	(10,454,175)	(22,850,673)
Recoveries of Loans Previously Charged Off	811,781	756,735	1,970,190

Balance, End of Year	$11,805,986	$12,736,921	$15,649,594

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2013	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$981,021	$(120,690)	$55,829	$100,913	$1,017,073
Agricultural	296,175	(34,502)	6,200	26,013	293,886

Real Estate
Commercial Construction	1,890,200	(2,071,162)	253,459	1,709,682	1,782,179
Residential Construction	138,092	-	-	-	138,092
Commercial	5,162,839	(2,872,408)	297,984	1,790,861	4,379,276
Residential	3,405,947	(706,242)	64,583	513,981	3,278,269
Farmland	290,526	(20,977)	21,762	20,183	311,494

Consumer and Other
Consumer	227,774	(397,822)	93,520	319,781	243,253
Other	344,347	(3,913)	18,444	3,586	362,464

	$12,736,921	$(6,227,716)	$811,781	$4,485,000	$11,805,986

2012

Commercial and Agricultural
Commercial	$1,070,560	$(653,389)	$139,802	$424,048	$981,021
Agricultural	297,168	(3,028)	-	2,035	296,175

Real Estate
Commercial Construction	3,122,594	(4,106,124)	209,352	2,664,378	1,890,200
Residential Construction	138,092	-	-	-	138,092
Commercial	6,448,064	(4,325,642)	232,880	2,807,537	5,162,839
Residential	3,695,357	(960,620)	47,690	623,520	3,405,947
Farmland	364,663	(224,725)	4,716	145,872	290,526

Consumer and Other
Consumer	205,154	(169,249)	81,956	109,913	227,774
Other	307,942	(11,398)	40,339	7,464	344,347

	$15,649,594	$(10,454,175)	$756,735	$6,784,767	$12,736,921

2011	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$4,414,817	$(841,887)	$127,490	$(2,629,860)	$1,070,560
Agricultural	698,637	(455,165)	454,453	(400,757)	297,168

Real Estate
Commercial Construction	4,126,043	(6,957,181)	557,168	5,396,564	3,122,594
Residential Construction	519,766	(481)	-	(381,193)	138,092
Commercial	8,029,525	(12,492,097)	527,996	10,382,640	6,448,064
Residential	5,941,696	(1,704,887)	149,173	(690,625)	3,695,357
Farmland	944,323	(60,447)	411	(519,624)	364,663

Consumer and Other
Consumer	3,074,220	(222,878)	145,279	(2,791,467)	205,154
Other	531,050	(115,650)	8,220	(115,678)	307,942

	$28,280,077	$(22,850,673)	$1,970,190	$8,250,000	$15,649,594

During 2012, the Company changed its loss history period used in calculating the ALLL from a one-year average to a rolling eight-quarter average.  Although at December 31, 2012 the loss history period used was based on the annual loss rate from calendar year 2011 and the first three quarters of 2012, whereas the loss history period used at December 31, 2013 was based on the loss rate from the eight quarters ended September 30, 2013.

During the third quarter, management implemented a change to its methodology for calculating the allowance for loan losses.  This change was intended to better reflect the current position of the loan portfolio.  Prior to the third quarter, the allowance for loan loss calculation incorporated a qualitative factor related to improvements in credit administration.  These improvements, which began in 2008, included organizational changes to credit administration, specifically related to managing past due loans, grading of loans, recognition of losses and underwriting of new loans.  Primary among the organizational changes was the appointment of experienced lending officers to oversee the lending function, as well as the appointment of a chief credit officer.  Management feels these organizational changes are now fully implemented, as evidenced by a lower charge-off rate, and therefore, the qualitative factor is no longer relevant.  The removal of this qualitative factor did not result in a significant adjustment to the recorded allowance for loan loss balance.

The Company determines its individual reserves during its quarterly review of substandard loans.  This process involves reviewing all loans with a risk grade of 6 or greater and an outstanding balance of $250,000 or more, regardless of the loans impairment classification.  Effective March 31, 2013, management increased the dollar threshold of this review process from $50,000 to $250,000.  The threshold change resulted in loans totaling $4.1 million at December 31, 2013 being removed from the individual impairment review process and being placed in the collective review process.  These loans are now subject to general reserves.

Since not all loans in the substandard category are considered impaired, this quarterly review process may result in the identification of specific reserves on nonimpaired loans.  Management considers those loans graded substandard, but not classified as impaired, to be higher risk loans and, therefore, makes specific allocations to the allowance for those loans if warranted.  The total of such loans is $6.7 million and $10.8 million as of December 31, 2013 and 2012, respectively.  Specific allowance allocations were made for these loans totaling $261 thousand and $899 thousand as of December 31, 2013 and 2012, respectively.  Since these loans are not considered impaired, both the loan balance and related specific allocation are included in the “Collectively Evaluated for Impairment” column of the following tables.

At December 31, 2013, impaired loans totaling $2.82 million were below the $250 thousand review threshold and were not individually reviewed for impairment.  Those loans were subject to the bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.  Likewise, at December 31, 2012 and 2011, impaired loans totaling $1.03 million and $995 thousand, respectively, were below the $50 thousand review threshold and were subject to the bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balance			Ending Loan Balance
2013	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$433,714	$583,359	$1,017,073	$1,542,058	$46,565,390	$48,107,448
Agricultural	-	293,886	293,886	-	10,665,938	10,665,938

Real Estate
Commercial Construction	830,546	951,633	1,782,179	7,971,298	44,767,485	52,738,783
Residential Construction	-	138,092	138,092	-	6,549,260	6,549,260
Commercial	423,685	3,955,591	4,379,276	24,757,942	317,025,596	341,783,538
Residential	526,005	2,752,264	3,278,269	6,545,490	199,712,437	206,257,927
Farmland	85,500	225,994	311,494	1,617,206	45,417,220	47,034,426

Consumer and Other
Consumer	-	243,253	243,253	-	25,675,560	25,675,560
Other	-	362,464	362,464	9,146	12,396,436	12,405,582

Total End of Year Balance	$2,299,450	$9,506,536	$11,805,986	$42,443,140	$708,775,322	$751,218,462

	Ending Allowance Balance			Ending Loan Balance
2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$462,555	$518,466	$981,021	$2,512,133	$53,172,359	$55,684,492
Agricultural	-	296,175	296,175	-	6,210,953	6,210,953

Real Estate
Commercial Construction	1,732,534	157,666	1,890,200	13,892,135	39,915,921	53,808,056
Residential Construction	-	138,092	138,092	-	5,852,238	5,852,238
Commercial	1,236,526	3,926,313	5,162,839	28,205,405	306,180,772	334,386,177
Residential	840,492	2,565,455	3,405,947	8,022,249	195,822,273	203,844,522
Farmland	-	290,526	290,526	2,393,775	46,663,086	49,056,861

Consumer and Other
Consumer	-	227,774	227,774	28,007	29,749,769	29,777,776
Other	-	344,347	344,347	17,491	8,411,445	8,428,936

Total End of Year Balance	$4,272,107	$8,464,814	$12,736,921	$55,071,195	$691,978,816	$747,050,011

	Ending Allowance Balance			Ending Loan Balance
2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$308,211	$762,349	$1,070,560	$2,237,878	$46,748,224	$48,986,102
Agricultural	-	297,168	297,168	-	8,421,884	8,421,884

Real Estate
Commercial Construction	2,693,571	429,023	3,122,594	24,212,519	34,333,301	58,545,820
Residential Construction	-	138,092	138,092	-	3,530,502	3,530,502
Commercial	2,060,815	4,387,249	6,448,064	35,715,026	279,565,722	315,280,748
Residential	674,998	3,020,359	3,695,357	5,614,744	188,023,073	193,637,817
Farmland	11,878	352,785	364,663	486,683	47,738,723	48,225,406

Consumer and Other
Consumer	1,632	203,522	205,154	9,596	30,439,707	30,449,303
Other	-	307,942	307,942	-	9,243,739	9,243,739

Total End of Year Balance	$5,751,105	$9,898,489	$15,649,594	$68,276,446	$648,044,875	$716,321,321